NYSA FUND

A Series of

Nysa Series Trust

NYSAX

Supplement dated DECEMBER 4, 2014

to

Statement of Additional Information dated July 28, 2014

This Supplement amends the Statement of Additional Information of Nysa Fund dated as of July 28, 2014 (SAI). Capitalized Terms used herein are defined in the SAI. The SAI is revised as follows:

In the section of the SAI captioned “Trustees and Officers,” which begins on page 17, the chart captioned “Officers” on page 19 is deleted and replaced in its entirety with the following chart.

Officers

Name	Age	Position with the Fund	Principal Occupation	Number of Portfolios Overseen

Robert Cuculich*	58	President since June 2013 Portfolio Manager since February 2013	President of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2008.	N/A

Benjamin Quilty*	32	Vice President and Treasurer since June 2013 Chief Compliance Officer since December 2014	CCO of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2010	N/A

Cortland Schroder**	49	Secretary since September 2014

Chief Marketing Officer, Pinnacle Holding Co., LLC

July 2014 – Present;

Chief Marketing Officer, Pinnacle Capital Management, LLC

March 2014 – July 2014;

Employment Consultant, April 2013 – March 2014;

Associate Director

Employer and External Relations

Colgate University

August 2004 – March 2013

N/A

* The principal business address of Messrs. Cuculich and Quilty is 507 Plum Street, Syracuse, NY 13204.

**The principal business address of Mr. Schroder is 100 Limestone Plaza, Fayetteville, NY 13066.